Share-based Compensation (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum issuable shares under Stock Incentive Plan			19,000,000
Shares available for future grant under Stock Incentive Plan			3,000,000
Estimated Annual Share-based Compensation Expense	$ 8.7
Share-based Compensation Expense [Abstract]
Share-based Compensation Expense	4.0	3.9	9.5	14.6	14.9
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Weighted-average grant-date fair value per share of options granted	$ 3.54
Summary of changes in shares outstanding under all long-term incentive plans [Rollforward]
Number of options granted (in shares)	440,000
Number of options exercised (in shares)	0
Stock Options [Member]
Share-based Compensation Expense [Abstract]
Share-based Compensation Expense	1.0	0.9	1.5	2.4	2.3
Maximum term of stock option awards (in number of years)			10 years
Minimum vesting period for stock option awards (in number of months)			6 months
Share based compensation estimated to be forfeited (in hundredths)			5.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected volatility, minimum (in hundredths)			57.80%	63.20%	59.70%
Expected volatility, maximum (in hundredths)			68.80%	73.20%	78.00%
Weighted-average volatility (in hundredths)			65.20%	69.40%	62.10%
Risk-free interest rate, minimum (in hundredths)			0.40%	0.30%	0.40%
Risk-free interest rate, maximum (in hundredths)			1.10%	1.20%	2.60%
Dividend yield (in hundredths)			0.00%	2.20%	1.40%
Weighted-average grant-date fair value per share of options granted			$ 2.44	$ 4.31	$ 6.83
Summary of changes in shares outstanding under all long-term incentive plans [Rollforward]
Number of options outstanding, beginning balance (in shares)	2,193,532	1,819,382	1,819,382
Number of options granted (in shares)			502,750
Number of options exercised (in shares)			(15,000)
Number of options canceled (in shares)			(113,600)
Number of options outstanding, ending balance (in shares)			2,193,532	1,819,382
Number of exercisable options (in shares)			1,283,599
Number of unvested options (in shares)			909,933
Number of unvested options that are expected to vest (in shares)			864,436
Weighted average exercise price per option, outstanding, beginning of period (dollars per share)	$ 12.26	$ 14.46	$ 14.46
Weighted average exercise price per option granted (dollars per share)			$ 4.58
Weighted average exercise price per option exercised (dollars per share)			$ 4.57
Weighted average exercise price per option canceled (dollars per share)			$ 14.64
Weighted average exercise price per option, outstanding, end of period (dollars per share)			$ 12.26	$ 14.46
Weighted average exercise price per exercisable option (dollars per share)			$ 15.85
Weighted average exercise price per unvested options (dollars per share)			$ 7.19
Weighted average exercise price per unvested options that expected to vest (dollars per share)			$ 7.19
Remaining average contractual life of options outstanding (in years)			5 years 11 months
Remaining average contractual life of options exercisable (in years)			4 years 8 months
Remaining average contractual life of unvested options (in years)			7 years 8 months
Remaining average contractual life of unvested options that are expected to vest (in years)			7 years 8 months
Aggregate intrinsic value of options outstanding, outstanding			1.9
Aggregate intrinsic value of options outstanding, exercisable			0.1
Aggregate intrinsic value of options outstanding, unvested			1.8
Aggregate intrinsic value of options outstanding, unvested and expected to vest			1.7
Intrinsic value of options exercised			0	0	0.2
Amount of unrecognized compensation costs			0.4
Weighted average period of recognition (in years)			1 year 7 months
Restricted Stock [Member]
Share-based Compensation Expense [Abstract]
Share-based Compensation Expense	1.9	1.7	2.9	5.3	5.9
Summary of changes in shares outstanding under all long-term incentive plans [Rollforward]
Intrinsic value of shares vested/restrictions lapsed during the period	2.6		2.1	4.9	4.4
Amount of unrecognized compensation costs			1.3
Weighted average period of recognition (in years)			1 year 8 months
Summary of nonvested shares [Roll Forward]
Nonvested, beginning of period (in shares)	433,229	398,113	398,113
Granted (in shares)	428,700		550,581
Vested/restrictions lapsed/earned (in shares)			(466,641)
Canceled (in shares)			(48,824)
Nonvested, end of period (in shares)			433,229	398,113
Weighted average grant date fair value, nonvested, beginning of period (dollars per share)	$ 6.35	$ 11.33	$ 11.33
Weighted average grant date fair value, granted (dollars per share)	$ 6.72		$ 4.43	$ 8.78	$ 14.47
Weighted average grant date fair value, vested/restrictions lapsed/earned (dollars per share)			$ 8.14
Weighted average grant date fair value, canceled (dollars per share)			$ 8.02
Weighted average grant date fair value, nonvested, end of period (dollars per share)			$ 6.35	$ 11.33
Restricted Stock Units Issued to Directors [Member]
Share-based Compensation Expense [Abstract]
Share-based Compensation Expense	0.3	0.2	1.0	0.9	0.9
Performance Share Awards [Member]
Share-based Compensation Expense [Abstract]
Share-based Compensation Expense	0.8	1.1	4.1	6.0	5.8
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Weighted-average volatility (in hundredths)			59.20%	69.40%	89.00%
Weighted-average volatility S&P MidCap 400 Index (in hundredths)			34.70%	42.20%	52.40%
Risk-free interest rate (in hundredths)			0.40%	0.40%	1.00%
Dividend yield (in hundredths)			0.00%	2.20%	1.40%
Summary of changes in shares outstanding under all long-term incentive plans [Rollforward]
Amount of unrecognized compensation costs			$ 3.4
Weighted average period of recognition (in years)			1 year 6 months
Summary of nonvested shares [Roll Forward]
Nonvested, beginning of period (in shares)	1,052,773	942,313	942,313
Granted (in shares)	512,400		585,450
Vested/restrictions lapsed/earned (in shares)			0
Canceled (in shares)			(474,990)
Nonvested, end of period (in shares)			1,052,773	942,313
Weighted average grant date fair value, nonvested, beginning of period (dollars per share)	$ 7.23	$ 12.24	$ 12.24
Weighted average grant date fair value, granted (dollars per share)	$ 6.40		$ 4.68	$ 9.89	$ 15.78
Weighted average grant date fair value, vested/restrictions lapsed/earned (dollars per share)			$ 0.00
Weighted average grant date fair value, canceled (dollars per share)			$ 14.02
Weighted average grant date fair value, nonvested, end of period (dollars per share)			$ 7.23	$ 12.24
Minimum [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected term (in years)			2 years 9 months	2 years 7 months	2 years 7 months
Maximum [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected term (in years)			6 years 4 months	6 years 3 months	6 years 3 months